RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Mar. 31, 2014
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS

20.       RESEARCH AND DEVELOPMENT COSTS

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and enhancements to existing internal use software products, which do not meet the criteria for capitalization. Such costs are expensed as incurred. Research and development costs incurred during the years ended March 31, 2012, 2013 and 2014 amounted to ¥12,288 thousand, ¥24,086 thousand and ¥122,940 thousand, respectively.